UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C. 02549

FORM 13F Form 13F COVER PAGE
Reports Quarter Ended: September 30, 2002
Check here if Amendment []; Amendment Number:
This amendment (check only one) 	[] is a restatement
				   	[] adds a new holding Institutional

Investment Manager Filing This Report:
Name: 		Provident Capital Corp.
Address:	4130 La Jolla Village Drive
		Suite 203
		La Jolla, CA 92037

13F File Number: 801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name: 	Robbins Y. Tong
Title: 	President
Phone: 	(858) 623 - 8459

Signature, Place and Date of Signing:



Robbins Y. Tong 	La Jolla, California 		Date

Report Type (Check only one)
[X] 13F Holding Report
[ ] 13F Notice
[ ] 13F Combination

List of Other Managers Reporting to this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
AS OF DATE:	09/30/02

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 	       	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:	32
FORM 13F INFORMATION TABLE VALUE TOTAL:   	$53,003,000
LIST OF OTHER INCLUDED MANAGERS:             NONE













FORM 13F INFORMATION TABLE
AS OF DATE: 09/30/02

                         TITLE              VALUE  SHARES/ SH/ PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER           CLASS CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN SOLE SHARED NONE
------------------------ ----- --------- -------- -------- --- --- -------- ---- ----- -----

AFFYMETRIX INC OC-CAP STK  COM 00826T108     1441    69300 SH      SOLE      69300    0   0
AMERICAN PWR CONVERSION CO COM 029066107      858    89800 SH      SOLE      89800    0   0
AMGEN INC COM              COM 031162100      346     8292 SH      SOLE       8292    0   0
ARCHER DANIELS MIDLAND     COM 039483102     3013   240812 SH      SOLE     240812    0   0
BARRICK GOLD CORP COM      COM 067901108     2023   130100 SH      SOLE     130100    0   0
CHECKFREE CORP NEW COM     COM 162813109      492    43260 SH      SOLE      43260    0   0
CHEVRONTEXACO CORPORATION  COM 166764100      304     4389 SH      SOLE       4389    0   0
COMPUWARE CORP COM         COM 205638109     1475   483750 SH      SOLE     483750    0   0
E M C CORP MASS COM        COM 268648102     2380   520725 SH      SOLE     520725    0   0
GERON CORP COM             COM 374163103      856   219550 SH      SOLE     219550    0   0
HANDLEMAN CO DEL           COM 410252100     1084   118450 SH      SOLE     118450    0   0
HUMANA INC                 COM 444859102     5198   419233 SH      SOLE     419233    0   0
MENTOR GRAPHICS CORP COM   COM 587200106      273    56021 SH      SOLE      56021    0   0
MERCK & CO INC             COM 589331107      261     5700 SH      SOLE       5700    0   0
MILLEA HOLDINGS INC COM    COM 60032R106     2272    58120 SH      SOLE      58120    0   0
MITSUBISHI TOKYO FINL GROU COM 606816106     2448   333500 SH      SOLE     333500    0   0
MTS SYS CORP               COM 553777103      700    73897 SH      SOLE      73897    0   0
MYLAN LABS INC             COM 628530107     6812   208050 SH      SOLE     208050    0   0
NANOGEN INC COM            COM 630075109       32    18600 SH      SOLE      18600    0   0
NEW GERMANY FD COM         COM 644465106      148    46039 SH      SOLE      46039    0   0
NVIDIA CORP COM            COM 67066G104     1774   207200 SH      SOLE     207200    0   0
OLD NATL BANCORP IND COM   COM 680033107      508    20415 SH      SOLE      20415    0   0
PARAMETRIC TECHNOLOGY CORP COM 699173100     1083   601565 SH      SOLE     601565    0   0
PFIZER INC                 COM 717081103      289     9963 SH      SOLE       9963    0   0
POWERWAVE TECHNOLOGIES INC COM 739363109     1213   357900 SH      SOLE     357900    0   0
QUINTILES TRANSNATIONAL CO COM 748767100     5505   578850 SH      SOLE     578850    0   0
REALNETWORKS INC COM       COM 75605L104      889   246283 SH      SOLE     246283    0   0
STORAGE TECHNOLOGY CORP CO COM 862111200     2306   219367 SH      SOLE     219367    0   0
TIDEWATER INC COM          COM 886423102     2394    88700 SH      SOLE      88700    0   0
UNOCAL CORP COM            COM 915289102     3922   124930 SH      SOLE     124930    0   0
VIACOM INC CL B            COM 925524308      202     4986 SH      SOLE       4986    0   0
VIGNETTE CORP COM          COM 926734104      502   626700 SH      SOLE     626700    0   0
LINE COUNT: 32